Notes to the Statements of Cash Flows	12 Months Ended
Dec. 31, 2023
Notes To The Statements Of Cash Flows [Abstract]
Notes to the Statements of Cash Flows
28.
Notes to the Statements of Cash Flows

The following table shows the changes in liabilities arising from financing activities as at December 31, 2023 and 2022:

	January 1, 2023	Cash flows	Foreign exchange movement	Others	December 31, 2023
	(in million pesos)
Interest-bearing financial liabilities (Note 20)	249,580	5,175	(319)	362	254,798
Lease liabilities (Notes 3 and 10)	42,435	(10,707)	—	15,818	47,546
Derivative financial liabilities	1,150	(607)	—	490	1,033
Accrued interests and other related costs (Note 23)	1,868	(9,715)	—	10,004	2,157
Dividends (Note 19)	1,821	(23,328)	—	23,419	1,912
	296,854	(39,182)	(319)	50,093	307,446

	January 1, 2022	Cash flows	Foreign exchange movement	Others	December 31, 2022
	(in million pesos)
Interest-bearing financial liabilities (Note 20)	252,557	(7,415)	3,778	660	249,580
Lease liabilities (Notes 3 and 10)	21,686	(8,331)	—	29,080	42,435
Derivative financial liabilities	215	87	—	848	1,150
Accrued interests and other related costs (Note 23)	1,783	(9,013)	—	9,098	1,868
Dividends (Note 19)	1,708	(25,235)	—	25,348	1,821
	277,949	(49,907)	3,778	65,034	296,854

Others include the effect of accretion of long-term borrowings, effect of recognition and accretion of lease liabilities, unrealized mark-to-market losses of derivative financial instruments, effect of accrued but not yet paid interest on interest-bearing loans and borrowings and accrual of dividends that were not yet paid at the end of the period.

Non-cash Investing Activities

The following table shows our significant non-cash investing activities and corresponding transaction amounts as at December 31, 2023 and 2022:

	2023	2022
	(in million pesos)
Acquisition of property and equipment on account	37,133	14,948
Additions to ROU assets (Note 10)	15,759	34,274
Capitalization to property and equipment of:
Inventories	2,169	6,517
Foreign exchange differences – net (Note 9)	195	351
	55,256	56,090

Non-cash Financing Activities

The following table shows our significant non-cash financing activities and corresponding transaction amounts as at December 31, 2023 and 2022:

	2023	2022
	(in million pesos)
Additions to lease liabilities (Note 10)	15,759	34,277